Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of movement of liabilities to cash flows arising from financing activities [Abstract]
Beginning balance	$ 212,689	$ 40,245
Changes from financing cash flow
Lease payment	(96,356)	(45,117)
Interest charged	2,557	3,751
Total changes from financing cash flow	(93,799)	(41,366)
Other changes
New lease entered		345,871
Early termination of lease		(40,337)
Exchange realignments	(441)	1,496
Total other changes	(441)	307,030
Ending balance	$ 118,449	$ 305,909